Inventories - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Inventories pledged as security for liabilities	€ 0	€ 3	€ 20